Fair Value Measurements - Summary of change in fair value of derivative warrant liabilities (Detail) - USD ($)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Change in fair value of derivative warrant liabilities	$ (1,795,000)	$ 7,525,000
Fair Value, Inputs, Level 3 [Member]
Schedule Of Changes In The Fair Value Of Warrant Liabilities [Line Items]
Derivative warrant liabilities	34,885,000	0
Issuance of Public and Private Warrants		27,360,000
Transfer to Level 1	(16,725,000)
Change in fair value of derivative warrant liabilities	(2,320,000)	7,525,000
Derivative warrant liabilities	$ 15,840,000	$ 34,885,000